Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Model or Binomial Lattice Model (Detail)	12 Months Ended
	Dec. 31, 2012 CompensationPlan $ / shares	Dec. 31, 2011 CompensationPlan $ / shares
Before September 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, Minimum		1.03%
Risk-free interest rates, Maximum		3.36%
Expected volatility, Minimum		24.25%
Expected volatility, Maximum		76.00%
Expected dividend yield		0.00%
Before September 30, 2011 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		29 days
Fair value of share option (in dollars per share)		$ 1.20
Before September 30, 2011 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		7 years 9 months
Fair value of share option (in dollars per share)		$ 2.06
After September 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, Minimum		1.03%
Risk-free interest rates, Maximum		3.36%
Sub optimal early exercise factor | CompensationPlan		2.2
Expected volatility, Minimum		69.17%
Expected dividend yield		0.00%
After September 30, 2011 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option (in dollars per share)		$ 1.02
After September 30, 2011 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option (in dollars per share)		$ 1.03
Period 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, Minimum	2.06%
Risk-free interest rates, Maximum	3.68%
Sub optimal early exercise factor | CompensationPlan	2.2
Expected volatility, Minimum	57.01%
Expected volatility, Maximum	68.03%
Expected dividend yield	0.00%
Period 3 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option (in dollars per share)	$ 1.34
Period 3 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option (in dollars per share)	$ 1.68